united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17645 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 6/30

Date of reporting period: 12/31/18

Item 1. Reports to Stockholders.

Boyd Watterson Limited Duration Enhanced Income Fund

Class I Shares – BWDIX

Class I2 Shares – BWDTX

Semi-Annual Report

December 31, 2018

1-877-345-9597

www.boydwattersonfunds.com

Boyd Watterson Asset Management, LLC

1301 East 9th Street, Suite 2900

Cleveland, Ohio 44114

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.boydwattersonfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Management Discussion of Fund Performance

The Fund’s net return from June 30, 2018 to December 31, 2018 was -0.57%. The Fund’s benchmark, the Bloomberg Barclays 1-3 Year Government/Credit Index*, returned 1.52% over the same period.

After a significant rally in the back half of the third quarter of 2018, volatility re-entered the market in October, setting a risk-off tone in both the credit and equity markets. Investor concerns surrounding rising rates, trade conflict, political uncertainty and a sell-off in oil lent itself to negative excess returns across most major asset classes at year-end. Investment Grade Credit, measured by the ICE BAML US Investment Grade index, widened 29bps during the six-months ended December 31, 2018, while the US High Yield Index widened 162bps over the same period. The Fund’s allocation to longer-dated high yield corporate bonds detracted most from performance during the period while positions in shorter-maturity, primarily investment-grade asset-backed securities contributed most to performance.

As a result of weakening market conditions and technical headwinds, the Fund continued to decrease its allocation to both leveraged loans and high yield credit during the period. The Fund increased its allocation to both cash and asset-backed securities, and established positions in US Treasuries, taking a more defensive posture on credit.

Although we maintain our neutral view on the high yield market, the significant widening that occurred during the fourth quarter of 2018 meaningfully altered valuations and has created pockets of relative value opportunities, thus improving our view. While the fundamental backdrop of corporate credit has weakened, it remains supportive given current 2019 earnings expectations. We believe the 2 to 3-year maturity range remains the most attractive part of the high yield market.

Our expectation is for income generation to be the primary driver of returns over the near-term. We believe the Fund’s limited duration profile positions it favorably versus intermediate- and longer-duration fixed income alternatives during periods of rising interest rates. We will continue to manage the portfolio with an up-in-quality bias across the sectors and industries represented.

*	The Bloomberg Barclays US Government/Credit Bond Index is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities (Source: Barclays Bloomberg).

5142-NLD-1/30/2019

Boyd Watterson Limited Duration Enhanced Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures(*) for the periods ended December 31, 2018, compared to its benchmark:

			Annualized	Annualized	Annualized	Annualized
	Six	One	Three	Five	Since	Since
	Months	Year	Year	Year	Inception (d)	Inception (e)
Boyd Watterson Limited Duration Enhanced Income Fund - Class I	(0.67)%	(0.61)%	N/A	N/A	1.31%	N/A
Boyd Watterson Limited Duration Enhanced Income Fund - Class I2 (a)	(0.57)%	(0.51)%	3.22%	2.69%	N/A	2.82%
Bloomberg Barclays Capital U.S. 1-3 Year Govt/Credit Bond Index (b)	1.52%	1.60%	1.24%	1.03%	1.08%	1.03%
Bloomberg Barclays Capital U.S. 1-5 Year Govt/Credit Bond Index (c)	1.72%	1.38%	1.40%	1.32%	0.98%	1.33%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s investment advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2019 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 0.60% and 0.40% of average daily net assets attributable to Class I and Class I2, respectively. Please review the Fund’s most recent prospectus for more detail on this universal fee. Class I and Class I2’s total annual expense ratio is 0.64% and 0.63% per the Fund’s most recent prospectus, respectively. After waiver the expense ratios are 0.62% and 0.42% for Class I and Class I2, respectively. For performance information current to the most recent month-end, please call toll-free 1-877-345-9597.

(a)	The Fund is the successor to the Boyd Watterson Limited Duration Mid-Grade Fund, LLC (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same advisor who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I2 Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

(b)	The Bloomberg Barclays Capital U.S. 1-3 Year Govt/Credit Bond Index is an unmanaged index which is a component of the US Government/Credit Bond Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and three years.

(c)	The Bloomberg Barclays Capital U.S. 1-5 Year Govt/Credit Bond Index is an unmanaged index which is a component of the US Government/Credit Bond Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and five years.

(d)	Class I inception date is April 13, 2017

(e)	Class I2 inception date is July 15, 2013.

Top Holdings by Industry	Percentage of Net Assets
Financial	21.7%
Consumer Cyclical	17.3%
Industrial	12.2%
Automobiles	7.5%
Basic Materials	6.2%
Energy	5.2%
Communications	4.8%
Consumer Non-Cyclical	2.8%
Other	2.7%
Materials	1.6%
Other Assets in Excess of Liabilities	18.0%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018

Par Value		Coupon Rate (%)		Maturity	Fair Value
	ASSET BACKED SECURITIES - 11.4%
	AUTOMOBILES - 7.5%
$500,000	Americredit Automobile Receivables Trust 2014-4	3.0700		11/9/2020	$499,885
1,500,000	Americredit Automobile Receivables Trust 2016-4	2.7400		12/8/2022	1,481,852
2,000,000	CarMax Auto Owner Trust 2017-3	3.4600		10/16/2023	1,998,614
1,000,000	CarMax Auto Owner Trust 2018-1	2.9500		11/15/2023	982,655
1,225,000	First Investors Auto Owner Trust ^	4.9200		8/15/2024	1,230,156
530,000	First Investors Auto Owner Trust 2017-2 ^	2.6500		11/15/2022	525,869
1,250,000	First Investors Auto Owner Trust 2017-2 ^	5.4800		10/15/2024	1,274,065
2,000,000	Santander Drive Auto Receivables Trust 2015-1	3.2400		4/15/2021	2,000,606
1,200,000	Santander Drive Auto Receivables Trust 2017-1	3.1700		4/17/2023	1,196,532
2,001,000	Toyota Auto Receivables 2017-B Owner Trust	1.7600		7/15/2021	1,985,042
					13,175,276
	CREDIT CARDS - 1.2%
1,175,000	American Express Credit Account Master Trust	1.7700		11/15/2022	1,158,475
1,000,000	World Financial Network Credit Card Master Trust	3.1400		1/17/2023	999,936
					2,158,411
	OTHER - 2.7%
1,250,000	Oaktree EIF II Series A1 Ltd., Quarterly US LIBOR +1.4500% ^	3.8988	*	7/17/2029	1,249,985
1,500,000	Octagon Investment Partners XV Ltd., Quarterly US LIBOR +1.7500% ^	4.1996	*	7/19/2030	1,500,900
2,000,000	PFS Financing Corp. ^	2.4000		10/17/2022	1,973,575
					4,724,460
	TOTAL ASSET BACKED SECURITIES (Cost $20,027,696)				20,058,147

	CORPORATE BONDS - 57.5%
	BASIC MATERIALS - 6.2%
1,000,000	ArcelorMittal	6.2500		2/25/2022	1,057,709
1,000,000	Berry Global, Inc.	5.1250		7/15/2023	992,800
2,402,000	Graphic Packaging International LLC	4.8750		11/15/2022	2,371,975
500,000	Mercer International, Inc.	7.7500		12/1/2022	516,250
2,000,000	Norbord, Inc. ^	6.2500		4/15/2023	2,010,720
1,500,000	NOVA Chemicals Corp. ^	5.2500		8/1/2023	1,423,125
2,000,000	Sealed Air Corp. ^	4.8750		12/1/2022	1,987,500
500,000	Steel Dynamics, Inc.	5.2500		4/15/2023	495,000
					10,855,079
	COMMUNICATIONS - 4.0%
500,000	AT&T, Inc., Quarterly US LIBOR +0.9500%	3.3863	*	7/15/2021	498,531
1,575,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.7500		1/15/2024	1,563,187
2,000,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.6250		2/15/2024	1,977,500
1,500,000	Match Group, Inc.	6.3750		6/1/2024	1,531,875
1,500,000	VeriSign, Inc.	5.2500		4/1/2025	1,490,625
					7,061,718
	CONSUMER CYCLICAL - 9.1%
2,000,000	Air Canada ^	7.7500		4/15/2021	2,124,500
1,757,000	FirstCash, Inc. ^	5.3750		6/1/2024	1,699,898
2,000,000	Lennar Corp.	4.5000		11/15/2019	1,990,000
2,740,000	LKQ Corp.	4.7500		5/15/2023	2,589,300
1,813,000	Masonite International Corp. ^	5.6250		3/15/2023	1,765,409
1,750,000	Penske Automotive Group, Inc.	5.7500		10/1/2022	1,754,375
1,695,000	PulteGroup, Inc.	4.2500		3/1/2021	1,686,525
2,500,000	Scotts Miracle-Gro Co.	6.0000		10/15/2023	2,500,000
					16,110,007
	CONSUMER NON-CYCLICAL - 2.5%
2,300,000	Central Garden & Pet Co.	6.1250		11/15/2023	2,305,750
1,145,000	Constellation Brands, Inc.	2.0000		11/7/2019	1,131,133
1,000,000	Keurig Dr Pepper, Inc. ^	3.5510		5/25/2021	999,054
					4,435,937
	ENERGY - 5.2%
3,000,000	Andeavor Logistics LP, Quarterly US LIBOR +4.6520%	6.8750	#	2/15/2023	2,675,625
1,000,000	Diamondback Energy, Inc. ^	4.7500		11/1/2024	970,000
2,150,000	Diamondback Energy, Inc.	5.3750		5/31/2025	2,101,625
650,000	EnLink Midstream Partners LP, Quarterly US LIBOR +4.1100%	6.0000	#	12/15/2022	473,727
2,000,000	Holly Energy Partners LP / Holly Energy Finance Corp. ^	6.0000		8/1/2024	1,970,000
1,041,000	Parsley Energy LLC / Parsley Finance Corp. ^	6.2500		6/1/2024	1,012,372
					9,203,349

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Par Value		Coupon Rate (%)		Maturity	Fair Value
	CORPORATE BONDS - 57.5% (Continued)
	FINANCIAL - 18.2%
$2,250,000	Bank of New York Mellon Corp., Quarterly US LIBOR +3.4200%	4.9500	#	6/20/2020	$2,196,563
1,000,000	Capital One Financial Corp., Quarterly US LIBOR +3.8000%	5.5500	#	6/1/2020	965,610
2,000,000	Charles Schwab Corp., Quarterly US LIBOR +4.8200%	7.0000	#	2/1/2022	2,077,500
2,000,000	CIT Group, Inc., Quarterly US LIBOR +3.9720%	5.8000	#	6/15/2022	1,815,000
1,500,000	Citizens Financial Group, Inc., Quarterly US LIBOR +3.9600%	5.5000	#	4/6/2020	1,485,000
2,495,000	E*TRADE Financial Corp., Quarterly US LIBOR +4.4300%	5.8750	#	9/15/2026	2,251,737
2,500,000	Goldman Sachs Group, Inc., Quarterly US LIBOR +3.9200%	5.3750	#	5/10/2020	2,418,800
2,000,000	JPMorgan Chase & Co., Quarterly US LIBOR +3.8000%	5.3000	#	5/1/2020	1,980,000
2,000,000	M&T Bank Corp., Quarterly US LIBOR +3.6100%	6.4500	#	2/15/2024	2,055,000
2,000,000	MetLife, Inc., Quarterly US LIBOR +3.5750%	5.2500	#	6/15/2020	1,927,000
2,000,000	Morgan Stanley, Quarterly US LIBOR +3.8100%	5.5500	#	7/15/2020	1,943,500
2,000,000	PNC Financial Services Group, Inc., Quarterly US LIBOR +3.6780%	6.7500	#	8/1/2021	2,035,000
2,000,000	Prudential Financial, Inc., Quarterly US LIBOR +3.9200%	5.6250	#	6/15/2043	1,961,160
2,000,000	SunTrust Banks, Inc., Quarterly US LIBOR +3.8600%	5.6250	#	12/15/2019	1,985,000
725,000	Synovus Financial Corp., Quarterly US LIBOR +4.1820%	5.7500	#	12/15/2025	734,062
1,000,000	US Bancorp, Quarterly US LIBOR +3.4860%	5.1250	#	1/15/2021	991,250
2,000,000	Voya Financial, Inc., Quarterly US LIBOR +3.3580%	6.1250	#	9/15/2023	1,900,000
1,500,000	Wells Fargo & Co., Quarterly US LIBOR +3.9900%	5.8750	#	6/15/2025	1,484,550
					32,206,732
	HEALTHCARE - 1.3%
2,000,000	CVS Health Corp., Quarterly US LIBOR +0.7200%	3.4871	*	3/9/2021	1,984,498
280,000	Hill-Rom Holdings, Inc. ^	5.7500		9/1/2023	281,050
					2,265,548
	INDUSTRIAL - 9.5%
3,000,000	Ashtead Capital, Inc. ^	5.6250		10/1/2024	3,041,250
1,314,000	ATS Automation Tooling Systems, Inc. ^	6.5000		6/15/2023	1,330,425
2,000,000	MasTec, Inc.	4.8750		3/15/2023	1,947,500
2,025,000	Moog, Inc. ^	5.2500		12/1/2022	2,014,875
535,000	Oshkosh Corp.	5.3750		3/1/2025	535,000
1,555,000	Spirit AeroSystems, Inc., Quarterly US LIBOR +0.8000%	3.5882	*	6/15/2021	1,543,266
2,500,000	TransDigm, Inc.	6.5000		7/15/2024	2,440,625
1,980,000	United Rentals North America, Inc.	5.8750		9/15/2026	1,873,575
1,500,000	XPO Logistics, Inc. ^	6.1250		9/1/2023	1,452,375
562,000	XPO Logistics, Inc. ^	6.5000		6/15/2022	559,190
					16,738,081
	UTILITIES - 1.5%
2,825,000	Southern Co., Quarterly US LIBOR +3.6300%	5.5000	#	3/15/2057	2,719,278

	TOTAL CORPORATE BONDS (Cost $106,635,966)				101,595,729

	BANK LOANS - 14.8%
	COMMUNICATIONS - 0.8%
1,500,000	Match.com, Two-Month US LIBOR +2.5000%	4.3969	*	11/16/2022	1,485,000

	CONSUMER CYCLICAL - 8.2%
2,151,779	Burlington Coat Factory Warehouse Corp., Monthly US LIBOR +2.0000%	4.0000	*	11/17/2024	2,135,641
1,477,444	Four Seasons Hotels Ltd., Monthly US LIBOR +2.0000%	4.0690	*	11/30/2023	1,417,112
1,980,000	Intrawest Resorts Holdings, Inc., Monthly US LIBOR +3.0000%	5.0935	*	7/31/2024	1,991,553
2,297,083	Kar Auction Services, Inc., Quarterly US LIBOR +2.5000%	5.0980	*	3/9/2023	2,256,884
779,697	Servicemaster Co. LLC, Monthly US LIBOR +2.5000%	4.3769	*	11/2/2023	767,027
765,078	SRAM LLC, Prime +1.7500%, Two-Month US LIBOR +2.7500%	5.1000	*	3/15/2024	738,300
1,488,750	Steinway, Monthly US LIBOR +3.7500%	5.6469	*	2/15/2025	1,455,253
1,955,250	TruGreen LP, Monthly US LIBOR +4.0000%	5.5361	*	4/13/2023	1,955,483
1,733,333	Winnebago Industries, Inc., Monthly, Quarterly US LIBOR +3.5000%	5.0000	*	11/8/2023	1,685,667
					14,402,920
	CONSUMER NON-CYCLICAL - 0.3%
483,750	Energizer Holdings, Inc., Monthly US LIBOR +2.0000%	4.8179	*	6/30/2022	474,075

	FINANCIAL - 1.1%
2,000,000	First Eagle, Quarterly US LIBOR +2.7500%	5.3340	*	12/1/2022	1,971,660

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Par Value		Coupon Rate (%)		Maturity	Fair Value
	BANK LOANS - 14.8% (Continued)
	HEALTHCARE - 0.1%
$238,750	Davita Healthcare Partners, Inc., Monthly US LIBOR +2.7500%	4.3190	*	6/4/2021	$237,358

	INDUSTRIAL - 2.7%
1,462,753	Columbus McKinnon Corp., Quarterly US LIBOR +2.5000%	4.8344	*	1/20/2024	1,440,812
1,979,950	Evoqua, Monthly US LIBOR +3.0000%	4.6934	*	12/15/2024	1,915,601
1,484,977	Installed Building Products, Inc., Monthly US LIBOR +2.5000%	4.0690	*	4/15/2025	1,414,440
					4,770,853
	MATERIALS - 1.6%
1,000,000	Berry Plastics, Quarterly US LIBOR +1.7500%	4.2669	*	1/6/2021	977,190
1,827,209	HB Fuller Co., Monthly US LIBOR +2.0000%	4.0774	*	10/20/2024	1,832,536
					2,809,726

	TOTAL BANK LOANS (Cost $26,689,267)				26,151,592

Shares
	PREFERRED STOCK - 2.4%
	ENERGY - 0.0%
1,563	Targa Resources Partners LP, Monthly US LIBOR +7.7100%	9.0000	#	11/1/2020	40,091

	FINANCIAL - 2.4%
64,000	Allstate Corp., Quarterly US LIBOR +3.1650%	5.1000	#	1/15/2053	1,525,760
26,615	Hartford Financial Services Group, Inc., Quarterly US LIBOR +5.5960%	7.8750	#	4/15/2042	727,920
37,500	PNC Financial Services Group, Inc., Quarterly US LIBOR +4.0670	6.1250	#	5/1/2022	965,250
37,025	US Bancorp, Quarterly US LIBOR +4.4680%	6.5000	#	1/15/2022	980,422
					4,199,352

	TOTAL PREFERRED STOCK (Cost $4,385,886)				4,239,443

Par Value
	US GOVERNMENT & AGENCY OBLIGATION - 5.3%
	US TREASURY NOTE - 5.3%
9,300,000	United States Treasury Note (Cost $9,269,331)	2.6250		11/15/2020	9,319,436

Shares
	SHORT-TERM INVESTMENT - 6.9%
	MONEY MARKET FUND - 6.9%
12,127,488	Fidelity Investments Money Market Fund - Institutional Class, 2.29% **				12,127,488
	(Cost $12,127,488)

	TOTAL INVESTMENTS (Cost $179,135,634) - 98.3%				$173,491,835
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%				2,975,722
	NET ASSETS - 100.0%				$176,467,557

LLC - Limited Liability Company

LP - Limited Partnership

^	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. December 31, 2018, these securities amounted to $32,396,293 or 18.36% of net assets.

*	Floating Rate, rate shown represents the rate at December 31, 2018.

#	Variable rate, rate shown represents the rate shown at December 31, 2018.

**	Money Market fund; interest rate reflects seven-day effective yield on December 31, 2018.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2018

ASSETS
Investment securities, at value (Cost $179,135,634)	$173,491,835
Cash at broker for bank loans	2,527,764
Dividends and interest receivable	1,463,028
TOTAL ASSETS	177,482,627

LIABILITIES
Payable for securities purchased	985,000
Investment advisory fees payable	22,408
Payable to related parties	7,662
TOTAL LIABILITIES	1,015,070
NET ASSETS	$176,467,557

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$183,000,756
Accumulated earnings (losses)	(6,533,199)
NET ASSETS	$176,467,557

Net Asset Value Per Share:
Class I Shares:
Net Assets	$6,796,372
Shares of beneficial interest outstanding *	708,105

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.60

Class I2 Shares:
Net Assets	$169,671,185
Shares of beneficial interest outstanding *	17,622,788

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.63

*	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2018

INVESTMENT INCOME
Dividends (net of foreign witholding taxes of $213)	$133,322
Interest, net of amortization and accretion	3,220,148
TOTAL INVESTMENT INCOME	3,353,470

EXPENSES
Investment advisory fees	343,310
Administrative service fees	163,362
Third party administrative servicing fees	9,840
Other expenses	30,648
TOTAL EXPENSES	547,160

Less: Fees waived by the Advisor	(198,797)

NET EXPENSES	348,363

NET INVESTMENT INCOME	3,005,107

REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized loss from investments	(598,500)
Net change in unrealized depreciation on investments	(3,748,465)
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(4,346,965)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,341,858)

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
FROM OPERATIONS
Net investment income	$3,005,107	$5,267,616
Net realized loss from investments	(598,500)	(306,116)
Net change in unrealized depreciation on investments	(3,748,465)	(2,478,000)
Net increase (decrease) in net assets resulting from operations	(1,341,858)	2,483,500

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	—	(159,696)
Class I2	—	(4,412,151)
Total distributions paid *
Class I	(144,194)	—
Class I2	(3,745,426)	—
Net decrease in net assets from distributions to shareholders	(3,889,620)	(4,571,847)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	3,279,300	9,492,297
Class I2	21,196,078	46,703,970
Reinvestment of distributions to shareholders:
Class I	143,561	159,592
Class I2	3,230,979	3,822,496
Payments for shares redeemed:
Class I	(1,273,466)	(6,200,618)
Class I2	(2,100,293)	(11,114,809)
Net increase in net assets from shares of beneficial interest	24,476,159	42,862,928

TOTAL INCREASE IN NET ASSETS	19,244,681	40,774,581

NET ASSETS
Beginning of Period	157,222,876	116,448,295
End of Period **	$176,467,557	$157,222,876

SHARE ACTIVITY
Class I:
Shares Sold	331,764	943,537
Shares Reinvested	14,728	16,044
Shares Redeemed	(129,956)	(621,246)
Net increase from share activity	216,536	338,335

Class I2:
Shares Sold	2,119,702	4,645,257
Shares Reinvested	330,323	383,137
Shares Redeemed	(211,788)	(1,103,289)
Net increase in shares of beneficial interest outstanding	2,238,237	3,925,105

*	Distributions from net investment income and net realized capital gains are combined for the six months ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes distributions in excess of net investment income of $840,154 as of June 30, 2018.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class I
	For the
	Six Months Ended		For the	For the
	December 31, 2018		Year Ended	Period Ended
	(Unaudited)		June 30, 2018	June 30, 2017 (1)

Net asset value, beginning of period	$9.88		$10.02	$10.00
Activity from investment operations:
Net investment income (2)	0.17		0.37	0.07
Net realized and unrealized gain (loss) on investments	(0.24)		(0.19)	0.03
Total from investment operations	(0.07)		0.18	0.10
Less distributions from:
Net investment income	(0.21)		(0.32)	(0.08)
Total distributions	(0.21)		(0.32)	(0.08)
Net asset value, end of period	$9.60		$9.88	$10.02
Total return (3)	(0.67	)% (4)	1.79%	1.03	% (4)
Net assets, end of period (000s)	$6,796		$4,858	$1,535
Ratio of gross expenses to average net assets (5,6)	0.65	% (7)	0.62%	0.60	% (7)
Ratio of net expenses to average net assets (6)	0.57	% (7)	0.55%	0.55	% (7)
Ratio of net investment income to average net assets	3.34	% (7)	3.69%	3.48	% (7)
Portfolio Turnover Rate	45	% (4)	73%	88	% (4)

(1)	The Boyd Watterson Limited Duration Enhanced Income Fund Class I commenced operations on April 13, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class I2
	For the
	Six Months Ended		For the	For the
	December 31, 2018		Year Ended	Period Ended
	(Unaudited)		June 30, 2018	June 30, 2017 (1)

Net asset value, beginning of period	$9.90		$10.03	$10.00
Activity from investment operations:
Net investment income (2)	0.18		0.38	0.29
Net realized and unrealized gain (loss) on investments	(0.24)		(0.19)	0.03
Total from investment operations	(0.06)		0.19	0.32
Less distributions from:
Net investment income	(0.21)		(0.32)	(0.29)
Total distributions	(0.21)		(0.32)	(0.29)
Net asset value, end of period	$9.63		$9.90	$10.03
Total return (3)	(0.57	)% (4)	1.89%	3.28	% (4)
Net assets, end of period (000s)	$169,671		$152,365	$114,913
Ratio of gross expenses to average net assets (5,6)	0.64	% (7)	0.61%	0.59	% (7)
Ratio of net expenses to average net assets (6)	0.40	% (7)	0.40%	0.40	% (7)
Ratio of net investment income to average net assets	3.50	% (7)	3.79%	3.19	% (7)
Portfolio Turnover Rate	45	% (4)	73%	88	% (4)

(1)	The Boyd Watterson Limited Duration Enhanced Income Fund Class I2 commenced operations on July 29, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2018

1.	ORGANIZATION

Boyd Watterson Limited Duration Enhanced Income Fund (the ’‘Fund’’) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III, a Delaware statutory trust organized on December 5, 2011 (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund currently consists of two classes of shares. The Fund’s Class I2 is the successor to the Boyd Watterson Limited Duration Mid-Grade Fund, LLC, (the “Predecessor Fund”). The Predecessor Fund was organized under the laws of the State of Delaware as a limited liability company effective July 19, 2012, and commenced operations on July 15, 2013. Class I commenced operations on April 13, 2017. The Predecessor Fund’s investment objective was to generate current income consistent with a strategy that focuses on capital preservation, without taking significant duration risk. The Fund seeks income generation as a principal objective and capital preservation and total return as secondary objectives.

The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on July 29, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I2 shares of the Fund. The net asset value of the Fund’s shares on the close of business July 29, 2016, after the reorganization, was $10.00 for Class I2 shares and received securities valued at $84,598,973 and cash and other receivables valued at $1,642,722 for a total of $86,241,695 in exchange for 8,624,171 Class I2 shares. The Fund has elected to use the fair value of securities acquired as the new cost basis for the Fund’s investments.

The Fund offers two classes of shares, Class I and Class I2. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.

Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2018, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$20,058,147	$—	$20,058,147
Corporate Bonds	—	101,595,729	—	101,595,729
Bank Loans	—	26,151,592	—	26,151,592
Preferred Stock	4,239,443	—	—	4,239,443
US Government & Agency Obligation	—	9,319,436	—	9,319,436
Short-Term Investment	12,127,488	—	—	12,127,488
Total	$16,366,931	$157,124,904	$—	$173,491,835

The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Gains and losses realized on principal payments of asset-backed securities and bank loans (paydown gains and losses) are classified as part of investment income.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid quarterly. Distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2018 or expected to be taken in the Fund’s June 30, 2019 year end. The Fund identifies its major tax jurisdictions as U.S. federal, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Fixed Income Risk - When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Bank Loans Risk - The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis (in some cases, longer than 7 days), potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. The Fund may need a line of credit in order to meet redemptions during these periods, which may increase the Fund’s expenses. Certain bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2018, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $108,606,803 and $70,996,148, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Boyd Watterson Asset Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 0.40%. Pursuant to the advisory agreement, the Fund accrued $343,310 in advisory fees for the six months ended December 31, 2018.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”) until at least October 31, 2019, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))), will not exceed 0.60% and 0.40% of the daily average net assets attributable to Class I and Class I2 shares, respectively. Prior to November 1, 2018, the expenses could not exceed 0.55% and 0.40% of the daily average net assets attributable to Class 1 and Class 12 shares, respectively. The Advisor may seek reimbursement for expenses waived or paid by it during the three years prior to waiver; provided that (i) such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement), and (ii) such recoupment can be achieved within the aforementioned expense limits or expense limits in place at the time of recoupment.

The Board may terminate this expense reimbursement arrangement at any time. For the year ended June 30, 2018, the Advisor waived fees in the amount of $286,045, which is subject to recapture through June 30, 2021, pursuant to the Waiver Agreement. For the six months ended December 31, 2018, the Advisor waived fees in the amount of $198,797 pursuant to the Waiver Agreement.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. During the six months ended December 31, 2018, the Distributor received $0 in underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with GFS, the Fund pays GFS customary fees based on aggregate net assets of the Fund as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Fund. In accordance with this agreement, GFS pays for all other operating expenses for the Fund, including but not limited to legal fees, audit fees, compliance services and custody fees (“unitary fee”). As of December 31, 2018, the amounts owed to GFS were $7,662 for the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS (as part of the unitary fee).

Blu Giant, LLC (“Blu Giant”) an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from GFS (as part of the unitary fee).

Trustee Compensation The total amount allocated to the Fund for trustee compensation for the six-months ended December 31, 2018 was $6,399.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $178,561,424 for the Boyd Watterson Limited Duration Enhanced Income Fund, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$680,546
Unrealized depreciation	(5,750,135)
Net unrealized depreciation	$(5,069,589)

The tax character of distributions paid for the years ended June 30, 2018 and June 30, 2017 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2018	June 30, 2017
Ordinary Income	$4,700,966	$2,987,185
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$4,700,966	$2,987,185

Tax equalization allows the Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The Fund utilized equalization in the amount of $129,119 which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the year ended June 30, 2018. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

As of June 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

		Post October			Unrealized	Total
Undistributed	Undistributed	Loss and Late	Capital Loss	Other Book/Tax	Appreciation/	Accumulated
Ordinary Income	Long-Term Gains	Year Loss	Carry Forwards	Differences	(Deprecation)	Earnings/(Deficits)
$311,819	$—	$(144,083)	$(102,458)	$(45,875)	$(1,321,124)	$(1,301,721)

At June 30, 2018, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carry forwards as follows:

	Non-Expiring	Non-Expiring
Expiring	Short-Term	Long-Term	Total	CLCF Utilized
$—	$—	$102,458	$102,458	$51,695

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to tax adjustments for contributions-in-kind, trust preferred securities and perpetual bonds.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $144,083.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Permanent book and tax differences, primarily attributable to the gains/(losses) adjustments due to contributions-in-kind, reclass of Fund distributions, equalization debits and adjustments for paydowns, resulted in reclassifications for the Fund for the year ended June 30, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(306,190)	$92,462	$213,728

6.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017- 08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adapted with these financial statements.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Boyd Watterson Limited Duration Enhanced Income Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1. 2018 to December 31, 2018 (the ’‘period’’).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	7/1/18	12/31/18	7/1/18 – 12/31/18 *	7/1/18 – 12/31/18
Class I	$1,000.00	$993.30	$2.85	0.57%
Class I2	$1,000.00	$994.30	$2.01	0.40%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	7/1/18	12/31/18	7/1/18 – 12/31/18 *	7/1/18 – 12/31/18
Class I	$1,000.00	$1,022.35	$2.89	0.57%
Class I2	$1,000.00	$1,023.19	$2.04	0.40%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-345-9597 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-345-9597.

INVESTMENT ADVISOR
Boyd Watterson Asset Management, LLC
1301 East 9th Street, Suite 2900
Cleveland, Ohio 44114

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable Fund is an open-end management investment company

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 3/7/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Brian Curley, Principal Executive Officer/President

Date 3/7/2019

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/7/2019